Restatement (Tables)	12 Months Ended
May 31, 2022
Restatement
Summary of restatement of consolidated and interim financial statements

Fiscal Year Ended May 31, 2021 - Consolidated Financial Statements

	As of and For the Year Ended May 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(19,896)	$(19,235)	$(39,131)
Inducement interest expense (2)	$(11,366)	$(2,556)	$(13,922)
Total interest expense and other expense	$(50,078)	$(21,791)	$(71,869)
Loss before income taxes	$(154,674)	$(21,791)	$(176,465)
Net loss	$(154,674)	$(21,791)	$(176,465)
Basic and diluted loss per share	$(0.27)	$(0.03)	$(0.30)
Additional paid-in capital (3)	$489,650	$42,381	$532,031
Accumulated deficit (3)	$(511,294)	$(42,381)	$(553,675)

Fiscal Year Ended May 31, 2021 and 2022 - Interim Consolidated Financial Statements (Unaudited)

There was no impact on the quarter ended August 31, 2020.

	As of and For Three Months Ended November 30, 2020			As of and Six Months Ended November 30, 2020
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(4,169)	$(2,555)	$(6,724)	$(4,169)	$(2,555)	$(6,724)
Inducement interest expense (2)	$(3,758)	$(459)	$(4,217)	$(7,103)	$(459)	$(7,562)
Total interest expense and other expense	$(10,463)	$(3,014)	$(13,477)	$(15,623)	$(3,014)	$(18,637)
Loss before income taxes	$(34,966)	$(3,014)	$(37,980)	$(65,798)	$(3,014)	$(68,812)
Net loss	$(34,966)	$(3,014)	$(37,980)	$(65,798)	$(3,014)	$(68,812)
Basic and diluted loss per share	$(0.06)	$(0.01)	$(0.07)	$(0.12)	$(0.00)	$(0.12)
Additional paid-in capital (3)	$414,463	$23,604	$438,067	$414,463	$23,604	$438,067
Accumulated deficit (3)	$(421,587)	$(23,604)	$(445,191)	$(421,587)	$(23,604)	$(445,191)

	As of and For Three Months Ended February 28, 2021			As of and For Nine Months Ended February 28, 2021
	Previously			Previously
(in thousands, except per share amount)	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Loss on induced conversion (1)	$(7,625)	$7,625	$—	$(11,794)	$5,070	$(6,724)
Inducement interest expense (2)	$(4,139)	$(1,221)	$(5,360)	$(11,242)	$(1,680)	$(12,922)
Total interest expense and other expense	$(13,200)	$6,404	$(6,796)	$(28,823)	$3,390	$(25,433)
Loss before income taxes	$(43,985)	$6,404	$(37,581)	$(109,783)	$3,390	$(106,393)
Net loss	$(43,985)	$6,404	$(37,581)	$(109,783)	$3,390	$(106,393)
Basic and diluted loss per share	$(0.08)	$0.01	$(0.07)	$(0.18)	$(0.00)	$(0.18)
Additional paid-in capital (3)	$449,579	$17,200	$466,779	$449,579	$17,200	$466,779
Accumulated deficit (3)	$(465,983)	$(17,200)	$(483,183)	$(465,983)	$(17,200)	$(483,183)

	As of and For the Three Months Ended August 31, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(4,651)	$(13,879)	$(18,530)
Inducement interest expense (2)	$(9)	$(519)	$(528)
Total interest expense and other expense	$(9,302)	$(14,398)	$(23,700)
Loss before income taxes	$(30,939)	$(14,398)	$(45,337)
Net loss	$(30,939)	$(14,398)	$(45,337)
Basic and diluted loss per share	$(0.05)	$(0.02)	$(0.07)
Additional paid-in capital (3)	$516,816	$56,779	$573,595
Accumulated deficit (3)	$(542,653)	$(56,779)	$(599,432)

	As of and For Three Months Ended November 30, 2021			As of and For Six Months Ended November 30, 2021
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(3,312)	$(3,473)	$(6,785)	$(7,963)	$(17,352)	$(25,315)
Total interest expense and other expense	$(11,282)	$(3,473)	$(14,755)	$(21,103)	$(17,352)	$(38,455)
Loss before income taxes	$(36,604)	$(3,473)	$(40,077)	$(68,062)	$(17,352)	$(85,414)
Net loss	$(36,604)	$(3,473)	$(40,077)	$(68,062)	$(17,352)	$(85,414)
Basic and diluted loss per share	$(0.06)	$(0.00)	$(0.06)	$(0.11)	$(0.02)	$(0.13)
Additional paid-in capital (2)	$589,971	$36,587	$626,558	$589,971	$36,587	$626,558
Accumulated deficit (2)	$(603,353)	$(36,587)	$(639,940)	$(603,353)	$(36,587)	$(639,940)

	As of and For Three Months Ended February 28, 2022			As of and For Nine Months Ended February 28, 2022
(in thousands, except per share amount)	Previously Reported	Adjustments	Restated	Previously Reported	Adjustments	Restated
Loss on induced conversion (1)	$(3,109)	$(8,957)	$(12,066)	$(11,072)	$(26,309)	$(37,381)
Total interest expense and other expense	$(12,931)	$(8,957)	$(21,888)	$(34,034)	$(26,309)	$(60,343)
Loss before income taxes	$(32,328)	$(8,957)	$(41,285)	$(100,390)	$(26,309)	$(126,699)
Net loss	$(32,328)	$(8,957)	$(41,285)	$(100,390)	$(26,309)	$(126,699)
Basic and diluted loss per share	$(0.05)	$(0.01)	$(0.06)	$(0.15)	$(0.04)	$(0.19)
Additional paid-in capital (2)	$612,905	$45,544	$658,449	$612,905	$45,544	$658,449
Accumulated deficit (2)	$(636,078)	$(45,544)	$(681,622)	$(636,078)	$(45,544)	$(681,622)
(1)

Amounts previously presented in Loss on extinguishment of convertible notes have been restated for fiscal year ended May 31, 2021 and each quarter within fiscal year 2021. The restated conversion inducement expense associated with the notes is presented in the Loss on induced conversion line item in the consolidated statement of operations.

(2)

Immaterial revisions related to Inducement interest expense were made through the period ended November 30, 2021. Previously Reported amounts as of November 30, 2021 and February 28, 2022, for the three and six months ended November 30, 2021, and for the three and nine months ended February 28, 2022 reflect impact of those corrections. Refer to Note 2, Revision of Financial Statements for additional information.

(3)	Adjustments amounts include $15,533, $4,532, and $525 for the fiscal years ended May 31, 2020, 2019 and 2018, respectively.